Leasehold Improvement and Equipment, Net - Schedule of Leasehold Improvement and Equipment (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Furniture and education equipment	$ 32,172	$ 36,861
Computer equipment and software	44,034	15,529
Leasehold improvements	79,934
Leasehold improvement and equipment, gross	156,140	52,390
Less: accumulated depreciation	(34,914)	(28,198)
Leasehold improvement and equipment, net	$ 121,226	$ 24,192